Segmented Information (Details) - USD ($)	3 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Nov. 30, 2020
Revenues	$ 0	$ 377,554
Assets	2,683,035		$ 3,387,055
Total property and equipment	1,704,755		1,770,137
United States
Revenues	0	$ 377,554
Canada
Assets	2,683,035		2,683,035
Total property and equipment	$ 1,704,755		$ 1,770,137